Summary of Significant Accounting Policies (Policies)	9 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Principles of Consolidation

Principles of consolidation

The consolidated financial statements include the accounts of the Company and Grand World. Significant intercompany balances and transactions have been eliminated.

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Use of Estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and judgments that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. The most significant estimates and related assumptions include the assessment of the allowance for doubtful receivables, and the assessment of the recoverability of the carrying amount of inventory. Actual results could differ from those estimates.

Cash	Cash Cash consist of cash on hand, bank deposits, which are unrestricted as to withdrawal and use.
Accounts Receivable

Accounts Receivable

The Company maintains allowance for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to estimate the allowance. Past due accounts generally written off against the allowance for bad debts only after all collection attempts have been exhausted.

Inventory

Inventory

Inventory consists primarily of finished goods and is valued at the lower of the inventory’s cost (weighted average basis) or net realizable value. Management compares the cost of inventory with its net realizable value and an adjustment is made to write down inventory to net realizable value, if lower.

Property and Equipment

Property and Equipment

Property and equipment are carried at cost less depreciation. Depreciation is provided principally on the straight-line method over the estimated useful lives of the assets, which is 5 years for equipment.

Maintenance and repair costs are charged to expense as incurred. Significant improvements or betterments are capitalized and depreciated over the estimated life of the asset.

Intangibles Asset	Intangibles Asset Intangible asset consists of distribution channel and is amortized over its estimated useful lives, which is ten years.
Impairment of Long-lived Assets

Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows.

Goodwill

Goodwill

Goodwill is recognized for the excess of the purchase price over the fair value of tangible and identifiable intangible net assets of businesses acquired. Goodwill is not being amortized but is reviewed at least annually for impairment and whenever events or changes in circumstances indicate that the value of the asset may be impaired. In the evaluation of goodwill impairment, the Company performs a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the qualitative assessment is not conclusive, we proceed to a two-step process to test goodwill for impairment including comparing the fair value of the reporting unit to its carrying value (including attributable goodwill). Fair value for the reporting units is determined using an income or market approach incorporating market participant considerations and management’s assumptions on revenue growth rates, operating margins, discount rates and expected capital expenditures. Fair value determinations may include both internal and third-party valuations. The Company generally performs the annual impairment testing on March 31.

Fair Value Measurement

Fair Value Measurement

The Company’s financial instruments consist of cash, accounts receivable and accounts payable. The carrying amount of these financial instruments approximates fair value due to the short term nature.

Revenue Recognition

Revenue Recognition

The Company’s revenue recognition policies are in compliance with ASC Topic 605, “Revenue Recognition.” Sales revenue is recognized when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, and no other significant obligations of the Company exist and collectability is reasonably assured. No revenue is recognized if there are significant uncertainties regarding the recovery of the consideration due, or the possible return of the goods. Payments received before all of the relevant criteria for revenue recognition are recorded as advance from customers.

The Company derives revenues from the distribution and sale of products. The Company recognizes revenue from the sale of products when earned and collection is probable. The Company experienced no material product returns and recorded no reserve for sales returns for each of the periods presented.

Cost of Sales

Cost of sales

Cost of sales consists of cost of products purchased from manufacturers and distributors. Write-down of inventory to the lower of cost or net realizable value is also recorded in the cost of sales.

Earnings Per Share

Earnings per share

Basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average common shares outstanding during the periods. Diluted earnings per share is calculated by dividing net income attributable to common shareholders by the weighted average common shares outstanding during the period adjusted for the effect of dilutive common share equivalent (computed using the treasury stock or if converted method).

Income Taxes

Income taxes

The Company records income taxes under the asset and liability method, whereby deferred tax assets and liabilities are recognized based on the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and attributable to operating loss and tax credit carry forwards. Accounting standards regarding income taxes requires a reduction of the carrying amounts of deferred tax assets by a valuation allowance, if based on the available evidence; it is more likely than not those assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed at each reporting period based on a more-likely-than-not realization threshold. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with operating loss and tax credit carry forwards not expiring unused, and tax planning alternatives.

Significant judgment is required in evaluating the Company’s tax positions and determining its provision for income taxes. During the ordinary course of business, there are many transactions and calculations for which the ultimate tax determination is uncertain. Accounting standards regarding uncertainty in income taxes provides a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely, based solely on the technical merits, of being sustained on examinations. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustment and which may not accurately anticipate actual outcomes. According to Hong Kong Inland Revenue Department, the statute of limitation is six years if any company chargeable with tax has not been assessed or has been assessed at less than the proper amount, the statute of limitation is extended to 10 years if the underpayment of taxes is due to fraud or willful evasion.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in our provision for income taxes line of our consolidated statements of operations for nine months ended December 31, 2017(Successor, unaudited ) and 2016 (Predecessor, unaudited ), period January 11, 2017 through March 31, 2017(Successor), period April 1, 2016 through January 10, 2017(Predecessor), and year ended March 31, 2016 (Predecessor), respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months. The Company is not currently under examination by an income tax authority, nor has been notified that an examination is contemplated.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), which was subsequently modified in August 2015 by ASU 2015-14, Revenue from Contracts with Customers: Deferral of the Effective Date. This guidance will be effective for fiscal years (and interim reporting periods within those years) beginning after December 15, 2017. The core principle of ASU 2014-09 is that companies should recognize revenue when the transfer of promised goods or services to customers occurs in an amount that reflects what the company expects to receive. It requires additional disclosures to describe the nature, amount, timing and uncertainty of revenue and cash flows from contracts with customers. In 2016, the FASB issued additional ASUs that clarify the implementation guidance on principal versus agent considerations (ASU 2016-08), on identifying performance obligations and licensing (ASU 2016-10), and on narrow-scope improvements and practical expedients (ASU 2016-12) as well as on the revenue recognition criteria and other technical corrections (ASU 2016-20). In 2017, the FASB issued Accounting Standards Update (ASU) 2017-05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20), which was originally issued in ASU 2014-09. The amendments in this Update require that an entity to initially measure a retained non-controlling interest in a nonfinancial asset at fair value consistent with a how a retained non-controlling interest in a business is measured.

During 2017, the Company made significant progress toward its evaluation of the potential changes from adopting the new standard on its future financial reporting and disclosures. The Company is evaluating the five-step model of the new standard to its revenue contracts.

Under Topic 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. It also impacts certain other areas, such as the accounting for costs to obtain or fulfill a contract. The standard also requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers.

Management has adopted this standard effective April 1, 2018 using the modified-retrospective approach, in which case the cumulative effect of applying the standard would be recognized at the date of initial application. The Company also estimates there will not be a material impact to the beginning balance of retained earnings.

In February 2016, the FASB issued ASU No. 2016-02, Leases. The new standard creates Topic 842, Leases, in the FASB Accounting Standards Codification (FASB ASC) and supersedes FASB ASC 840, Leases. ASU 2016-02 requires a lessee to recognize the assets and liabilities that arise from leases (operating and finance). However, for leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expense for such leases generally on a straight-line basis over the lease term. For public business entities, the amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and disclosures.

In March 2016, the FASB issued ASU 2016-09, Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (ASU 2016-09). ASU 2016-09 changes how companies account for certain aspects of stock-based awards to employees, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. Current GAAP provides that excess tax benefits are recognized in additional paid-in capital whereas tax deficiencies are recognized either as an offset to accumulated excess tax benefit, if any, or in the income statement. Excess tax benefits are not recognized until the deduction reduces tax payable. Excess tax benefits must be separate from other income tax cash flows and classified as a financing activity. Under this amendment, all excess tax benefits and tax deficiencies should be recognized as income tax expense or benefit in the income statement. The tax effects of exercised or vested awards should be treated as discrete items in the reporting period in which they incur. Excess tax benefits are recognized regardless of whether the benefit reduces taxes payable in the current period and classified along with other income tax cash flows as an operating activity. The Company adopted this amendments in the first quarter of fiscal year 2017. The Company hasn’t recognized excess tax benefits in additional paid-in capital or tax deficiencies as an offset to accumulated excess tax benefit in the prior periods. No reclassification of excess tax benefits from additional paid-in capital to retained earnings with in the equity section of the consolidated balance sheet as of January 1, 2017 was required. The Company elected to continue its method of forfeitures in determining its stock-based compensation expense throughout the year. The adoption of this new guidance did not have a material impact on the Company’s consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): The amendments in this Update apply to all entities, including both business entities and not-for-profit entities that are required to present a statement of cash flows under Topic 230. The amendments in this Update provide guidance on the following eight specific cash flow issues. The amendments are an improvement to GAAP because they provide guidance for each of the eight issues, thereby reducing the current and potential future diversity in practice described above. ASU 2016-15 is effective for the Company for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company does not believe that this standard has a significant impact on the presentation of its consolidated statement of cash flows.

In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740). The amendments in this Update is to improve the accounting for the income tax consequences of intra-entity transfers of assets other than inventory and align the recognition of income tax consequences for intra-entity transfers of assets other than inventory with International Financial Reporting Standards (IFRS). Public business entities should apply the amendments in ASU 2016-16 for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2018, and interim reporting periods within annual periods beginning after December 15, 2019. Earlier adoption is permitted. The amendments in this Update should be applied using a retrospective transition method to each period presented. The Company does not expect the adoption of ASU No. 2016-16 will have a significant effect on its consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (230): Restricted Cash. The amendments in this Update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. For public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2017, and interim periods within those annual periods. Earlier adoption is permitted. The amendments in this Update should be applied using a retrospective transition method to each period presented. The Company does not expect the adoption of ASU No. 2016-18 will have a significant effect on its consolidated financial statements.

In January 2017, the FASB issued Accounting Standards Update No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business (ASU 2017-01), which revises the definition of a business and provides new guidance in evaluating when a set of transferred assets and activities is a business. The Company has adopted this guidance effective in the first quarter of 2018 on a prospective basis. This standard does not have a material impact on the consolidated financial statements unless and until the Company plans an acquisition or deconsolidation in the future.

In January 2017, the FASB issued Accounting Standards Update No. 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The amendment removes Step 2 of a goodwill impairment test, which requires a hypothetical purchase price allocation. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is currently evaluating the impact of adopting ASU 2017-04 on its consolidated financial statements.

In February 2018, the FASB issued ASU 2018-02, Income Statement Reporting Comprehensive Income (Topic 220). The amendments in this Update allow a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. Consequently, the amendments eliminate the stranded tax effects resulting from the Tax Cuts and Jobs Act and will improve the usefulness of information reported to financial statement users. However, because the amendments only relate to the reclassification of the income tax effects of the Tax Cuts and Jobs Act, the underlying guidance that requires that the effect of a change in tax laws or rates be included in income from continuing operations is not affected. The amendments in this Update also require certain disclosures about stranded tax effects. Public business entities should apply the amendments in ASU 2018-02 for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption of the amendments in this Update is permitted, including adoption in any interim period, (1) for public business entities for reporting periods for which financial statements have not yet been issued and (2) for all other entities for reporting periods for which financial statements have not yet been made available for issuance. The Company is currently evaluating the impact of adopting ASU 2018-02 on its consolidated financial statements.

Recently issued ASUs by the FASB, except for the ones mentioned above, and are not expected to have a significant impact on the Company’s consolidated results of operations or financial position.